Contract assets and contract liabilities	12 Months Ended
Dec. 31, 2023
Contract Assets And Contract Liabilities
Contract assets and contract liabilities

4 Contract assets and contract liabilities

Contract assets:

	As of December, 31
	2022	2023	2023
	S$	S$	US$

Balance - beginning of the year	181,429	25,711	19,181
Increase resulting from satisfaction of performance obligations	415,746	1,879,609	1,424,702
Less: progress billings	(571,464)	(1,442,757)	(1,093,270)

Balance - end of the year	25,711	462,563	350,613

Contract liabilities:

	As of December, 31
	2022	2023	2023
	S$	S$	US$

Balance - beginning of the year	1,784,327	1,993,104	1,510,728
Advances from customers	5,837,526	1,308,152	991,550
Revenue recognized during the year	(5,628,749)	(2,698,781)	(2,045,615)

Balance - end of the year	1,993,104	602,475	456,663

4 Contract assets and contract liabilities (continued)

As of December 31, 2023, the aggregate amount of transaction price allocated to unsatisfied performance obligations related to the Company’s revenue is S$602,475 (US$456,663). The Company expects to recognize revenue upon the service provided and the performance obligations are satisfied during the following time frame:

	2024	2025	Total
Remaining performance obligations (S$)
Packaged subscription, license, software and hardware for solution
- Third party licenses (a)	482,748	-	482,748
- Subscription of No-Code platform and mobile application (b)	53,180	-	53,180
Services and license support (c)	61,188	5,359	66,547
	597,116	5,359	602,475
Remaining performance obligations (US$)
Packaged subscription, license, software and hardware for solution
- Third party licenses (a)	365,912	-	365,912
- Subscription of No-Code platform and mobile application (b)	40,309	-	40,309
Services and license support (c)	46,380	4,062	50,442
	452,601	4,062	456,663

(a)	Advances from customers but packaged subscription, license, software or hardware for solution have not delivered to customer yet as of December 31, 2023.
(b)	The remaining subscription period of No-Code platform and mobile application sold as of December 31, 2023.
(c)	The remaining performance obligations for professional services or support pursuant to services or support contracts has yet been rendered pursuant to the ongoing projects.